Financial instruments risks - Summary of Progress of LCR Ratios (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
LCR Closing	128.00%	141.00%
Max
Disclosure of nature and extent of risks arising from financial instruments [line items]
LCR Closing	151.00%	246.00%
Min
Disclosure of nature and extent of risks arising from financial instruments [line items]
LCR Closing	107.00%	137.00%
Avg
Disclosure of nature and extent of risks arising from financial instruments [line items]
LCR Closing	129.00%	176.00%